UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

777 E. Wisconsin Ave., 4th floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-7076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

U.S. Global Jets ETF

Ticker: JETS

U.S. Global GO GOLD and

Precious Metal Miners ETF

Ticker: GOAU

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

U.S. Global ETFs

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited)

JETS Semi-Annual Report

IH 2020

For the six-month period through June 30, 2020, the U.S. Global Jets ETF (JETS) fell 47.15 percent at market and 47.17 at net asset value (NAV), underperforming its benchmark, the U.S. Global Jets Index (JETSX), which fell 46.69 percent, and the Fund’s benchmark index, the S&P 500, which was down 3.09. JETS beat the NYSE Arca Global Airlines Index, which lost 49.28 percent.

The COVID-19 pandemic has been particularly challenging for the global airline industry, as carriers were forced to ground planes, cancel routes and furlough workers. The International Air Transport Association (IATA) predicts that global carriers will lose a combined $84 billion in 2020 and $16 billion in 2021. The estimate is significantly greater than the $31 billion lost during the 2008-2009 recession. IATA CEO Alexandre de Juniac said “there is no comparison for the dimensions of this crisis.” In the U.S., spending on travel is not expected to fully recover until 2023.

As carriers cancel thousands of flights, fewer jets will be in operation and aircraft are being retired at an accelerated pace. Lufthansa said its fleet of Airbus SE A380s will be parked for at least two years and may never return to service as demand for long-haul travel remains subdued. Long-haul aircraft are at risk of demise as smaller, more efficient jets are available.

Airlines’ optimism heading into the historically busy summer travel season vanished. Delta said it will likely stop adding flights to its schedule after adding 1,000 flights in July and August. Because of the resurgence in virus cases, travel bans returned. The European Union (EU) said it will open its borders to visitors to 15 countries as of July 1, but not to travelers coming from the U.S.

However, not all of the news has been negative. According to OAG Aviation Worldwide, airlines added the most seats since the coronavirus outbreak began for the week ended June 30. Global carriers added 8.2 million seats to capacity, a 21 percent increase from the week prior.

Carriers globally are making plans to return to profitability, secure government aid and lure investors. Analysts are particularly optimistic on Qantas Airways. Bloomberg notes that the Australian carrier is taking the following steps: raising $1.3 billion, cutting 20 percent of its workforce and keeping the largest aircraft idle for three years. Morgan Stanley analysts say that even with share dilution from raising capital, they expect a faster return to “normal profitability.” Jefferies notes that Qantas has a strong position in the Australian market.

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

Ethiopian Airlines, Africa’s largest and consistently profitable carrier, said that it expects to remain profitable for its fiscal year ending in July, reports Bloomberg, CEO Tewolde Gebre-Mariam noted: “We may not be as profitable as we expected, but we registered some profit.” Revenue from cargo allowed the carrier to maintain monthly fixed payments of $120 million to $150 million to service loans, aircraft leases, salaries and rentals.

Several EU countries are tying airline aid to lower-emission travel by raising ticket prices and reducing short-haul flights. Bloomberg News says the Air France, which received a 7 billion-euro package, is cutting domestic services by 40 percent and slowly cutting services between cities less than two and a half hours by train. Although such steps might seem negative, because it encourages different means of transportation, the reductions in flights and hike in ticket prices could help carriers lean out. A reduced number of flights is positive for the goal of achieving lower carbon emissions.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

GOAU Semi-Annual Report

1H 2020H

For the six-month period through June 30, 2020, the U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU) rose 18.85 percent at market and 19.03 percent at net asset value (NAV), nearly in line with its benchmark, the U.S. Global GO GOLD and Precious Metal Miners Index (GOAUX), which increased 19.32 percent, and the Fund’s benchmark index, the S&P 500, which was down 3.09. GOAU underperformed the NYSE Arca Gold Miners Index, which gained 24.81 percent.

This has been gold’s best year ever so far in dollar terms. Gold futures rose about $1,800 an ounce for the first time since 2012 on June 30 and ended the second quarter with its best quarter in four years. Gold bullion also had its longest streak of weekly gains since January, with the week ended June 26 being its third straight. The Federal Reserve announced it would keep interest rates lower for longer and reiterated its dovish view. Officials forecast keeping rates near zero through 2022, which is bullish for the yellow metal.

Gold saw its biggest weekly gain since April in the five days ended June 12 as the worsening economic outlook due to a rising number of COVID-19 infections boosted demand for the haven metal. Stocks had their worst day since March on Thursday, June 11, with the Dow Jones Industrial Average plunging more than 1,800 points, almost 7 percent. The yellow metal has often moved in the opposite direction of the wider stock market.

Advisors to the world’s wealthiest are urging them to hold more gold in their portfolios. Reuters reports that some private banks are now channeling up to 10 percent of client portfolios into gold as central bank stimulus reduces bond yields. Nine private banks told Reuters they had advised clients to increase their allocation to the yellow metal.

Due to the extreme disruptions to the gold market earlier this year, banks have shifted some positions out of New York futures and into London’s over-the-counter market, according to the London Bullion Market Association (LBMA). “The scale of the dislocation has really made everyone ask questions in terms of the ongoing approach of hedging long London, short Comex,” Ruth Crowell, LBMA CEO, said in a phone interview with Bloomberg.

South Africa’s mining output fell the most since at least 1981 in April when almost all economic activity was brought to a halt to curb the spread of the coronavirus. Statistics South Africa reported that total production fell 47.3 percent from a year earlier, compared with just an 18 percent decrease in March.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

Anglo-American Platinum CEO Natascha Viljoen said the platinum market should remain in deficit in 2021 and sees a small deficit this year. The metal producer also said it is targeting 70 percent of output capacity by the end of June with the potential for that to rise 90 percent in the second half of 2020.

A growing worry in the economy is that job losses could become permanent from the coronavirus. Bloomberg Economics research highlights that about 50 percent of job losses came from the lockdown and weak demand, 30 percent from the reallocation shock and 20 percent from high unemployment benefits encouraging workers to stay home. Federal Reserve Bank of Minneapolis Neel Kashkari commented that his base case is that a second wave of the virus comes this fall and that the unemployment rate could go higher.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Funds. Brokerage commissions will reduce returns. Because the Funds concentrate their investments in specific industries, the Funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The Funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The Funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the Funds may diverge from that of the index. Because the Funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the Funds may experience tracking error to a greater extent than funds that seek to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the index. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

The NYSE Arca Global Airline Index is a modified equal-dollar weighted index designed to measure the performance of highly capitalized and liquid international airline companies.

The NYSE Arca Gold Miners Index is a rules-based index designed to measure the performance of highly capitalized companies in the Gold Mining industry.

The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

It is not possible to invest directly in an index.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

The section labelled Portfolio of Investments contains a more complete list of the Fund’s holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global ETFs

Portfolio Allocations
As of June 30, 2020 (Unaudited)

U.S. Global Jets ETF

Industry Group	Percentage of Net Assets
Airlines ♦	75.5%
Investments Purchased with Proceeds from Securities Lending	18.2
Engineering & Construction	8.9
Transportation	7.0
Aerospace & Defense	3.3
Miscellaneous Manufacturing	3.0
Short-Term Investments	2.7
Other Assets in Excess of Liabilities	(18.6)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

Industry Group	Percentage of Net Assets
Mining ♦	99.6%
Short-Term Investments	0.4
Liabilities in Excess of Other Assets +	0.0
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. (See Note 8.)

+	Represents less than 0.05% of net assets.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 95.9%
	Australia — 0.8%
3,600,554	Qantas Airways, Ltd.	$9,392,296

	Canada — 7.5%
3,687,253	Air Canada (a)	46,036,343
380,832	Cargojet, Inc.	44,882,970
		90,919,313
	China — 2.9%
20,518,411	Air China, Ltd. - H Shares	12,230,831
19,045,379	Beijing Capital International Airport Company Ltd - H Shares	11,917,952
23,280,647	China Southern Airlines Corporation, Ltd. - H Shares	10,302,899
		34,451,682
	France — 1.8%
112,510	Aeroports de Paris	11,553,359
2,162,702	Air France KLM SA (a) (b)	9,799,318
		21,352,677
	Germany — 0.9%
1,036,586	Deutsche Lufthansa (b)	10,413,841

	Ireland — 0.9%
170,420	Ryanair Holdings plc - ADR (a)	11,305,663

	Mexico — 2.9%
323,329	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	12,011,672
170,847	Grupo Aeroportuario del Pacifico SAB de CV - ADR (b)	12,270,232
97,970	Grupo Aeroportuario del Surest SAB de CV - ADR	11,001,051
		35,282,955
	Panama — 1.0%
229,478	Copa Holdings SA	11,602,408

	Singapore — 2.0%
5,798,804	SATS, Ltd.	11,900,531
4,418,157	Singapore Airlines, Ltd.	11,825,291
		23,725,822

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Spain — 0.9%
81,723	Aena SME SA	$10,898,481

	Switzerland — 2.1%
95,309	Flughafen Zurich AG	12,383,279
315,039	Wizz Air Holdings plc (a)	13,022,528
		25,405,807
	Thailand — 1.0%
6,502,030	Airports of Thailand pcl	12,727,423

	Turkey — 2.3%
1,682,182	Pegasus Hava Tasimaciligi AS (a)	13,634,670
7,579,658	Turk Hava Yollari AO (a)	13,846,548
		27,481,218
	United Kingdom — 2.7%
1,171,095	Dart Group plc	12,181,977
1,300,077	easyJet plc	10,954,257
3,448,144	International Consolidated Airlines Group SA	9,493,676
		32,629,910
	United States — 66.2% ♦
1,783,137	Air Transport Services Group, Inc. (a)	39,710,461
1,268,318	Alaska Air Group, Inc.	45,989,211
427,368	Allegiant Travel Company (b)	46,672,859
7,760,507	American Airlines Group, Inc. (b)	101,429,826
4,245,493	Delta Air Lines, Inc.	119,086,079
263,305	General Dynamics Corporation	39,353,565
2,234,109	Hawaiian Holdings, Inc.	31,366,890
4,115,619	JetBlue Airways Corporation (a)	44,860,247
1,410,634	SkyWest, Inc.	46,014,881
3,818,962	Southwest Airlines Company	130,532,121
1,118,493	Textron, Inc.	36,809,605
3,295,329	United Airlines Holdings, Inc. (a) (b)	114,051,335
		795,877,080
	TOTAL COMMON STOCKS (Cost $1,151,760,290)	1,153,466,576

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 1.8%
	Brazil — 1.8%
936,796	Azul SA (a) (b)	$10,473,379
1,616,778	Gol Linhas Aereas Inteligentes SA (b)	10,961,755
		21,435,134
	TOTAL PREFERRED STOCKS (Cost $17,791,918)	21,435,134

	SHORT-TERM INVESTMENTS — 2.7%
32,113,604	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.06%*	32,113,604

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,113,604)	32,113,604

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 18.2%
218,148,352	Mount Vernon Liquid Assets Portfolio, LLC, 0.33%*+	218,148,352
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $218,148,352)	218,148,352
	Liabilities in Excess of Other Assets — (18.6)%	(223,578,992)
	NET ASSETS — 100.0%	$1,201,584,674

Percentages are stated as percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2020. Total Value of securities out on loan is $207,545,265.
ADR	American Depositary Receipt
♦

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 8 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of June 30, 2020.
+	Privately offered liquidity fund.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Australia — 13.0%
411,518	Evolution Mining, Ltd.	$1,610,210
1,498,700	OceanaGold Corporation	3,488,430
1,276,166	Ramelius Resources, Ltd.	1,752,552
7,833,042	Red 5, Ltd. (a)	1,081,113
434,329	Regis Resources, Ltd.	1,564,588
1,135,790	Silver Lake Resources, Ltd. (a)	1,669,507
		11,166,400
	Canada — 60.5% ♦
604,299	B2Gold Corporation	3,438,461
315,514	Centerra Gold, Inc.	3,520,946
277,785	Eldorado Gold Corporation (a)	2,694,515
59,999	Franco-Nevada Corporation	8,378,260
660,882	IAMGOLD Corporation (a)	2,610,484
374,461	Kinross Gold Corporation (a)	2,703,608
61,565	Kirkland Lake Gold, Ltd.	2,538,941
1,728,089	New Gold, Inc. (a)	2,332,920
86,688	Pan American Silver Corporation	2,634,448
379,917	Sandstorm Gold, Ltd. (a)	3,654,802
166,489	SSR Mining, Inc. (a)	3,551,211
297,324	Wesdome Gold Mines, Ltd. (a)	2,568,953
202,925	Wheaton Precious Metals Corporation	8,938,846
473,207	Yamana Gold, Inc.	2,583,710
		52,150,105
	Egypt — 2.1%
806,854	Centamin plc	1,833,577

	Peru — 1.7%
620,546	Hochschild Mining plc	1,493,235

	South Africa — 13.1%
156,095	African Rainbow Minerals, Ltd.	1,521,595
160,778	DRDGOLD, Ltd. - ADR	2,538,685
198,884	Gold Fields, Ltd. - ADR	1,869,510

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	South Africa — 13.1% (Continued)
727,066	Harmony Gold Mining Company, Ltd. - ADR (a)	$3,031,865
267,265	Sibanye Stillwater, Ltd. - ADR	2,311,842
		11,273,497
	United States — 9.2%
63,635	Royal Gold, Inc.	7,911,103
	TOTAL COMMON STOCKS (Cost $62,398,758)	85,827,917

	SHORT-TERM INVESTMENTS — 0.4%
358,794	Fidelity Investments Money Market Funds - Government Portfolio, Class I — 0.05%*	358,794
	TOTAL SHORT-TERM INVESTMENTS (Cost $358,794)	358,794
	TOTAL INVESTMENTS — 100.0% (Cost $62,757,552)	86,186,711
	Other Assets in Excess of Liabilities — 0.0% +	23,043
	NET ASSETS — 100.0%	$86,209,754

Percentages are a percent of net assets.
(a)	Non-income producing security.
♦

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 8 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of June 30, 2020.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
ASSETS
Investments in securities, at value*+	$1,425,163,666	$86,186,711
Foreign currency, at value*	58,972	—
Receivable for securities sold	7,893,020	—
Securities lending income receivable	460,429	—
Dividends and interest receivable	447,533	31,796
Variable fee receivable	—	26,900
Cash	285,319	—
Total assets	$1,434,308,939	$86,245,407

LIABILITIES
Collateral received for securities loaned (Note 4)	218,148,352	—
Payable for securities purchased	13,929,247	—
Management fees payable	646,666	35,653
Total liabilities	232,724,265	35,653

NET ASSETS	$1,201,584,674	$86,209,754

Net assets consist of:
Paid-in capital	$1,161,186,964	$66,204,504
Total distributable earnings (accumulated deficit)	40,397,710	20,005,250
Net assets	$1,201,584,674	$86,209,754

Net asset value:
Net assets	$1,201,584,674	$86,209,754
Shares outstanding^	75,200,000	4,150,000
Net asset value, offering and redemption price per share	$15.98	$20.77
* Identified Cost:
Investments in securities	$1,419,814,164	$62,757,552
Foreign Currency	$58,934	$—

^	No par value, unlimited number of shares authorized
+	Including securities on loan of $207,545,265 and $0.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Six-Months Ended June 30, 2020 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
INCOME
Dividends*	$1,051,981	$296,403
Securities lending income	460,429	—
Interest	5,716	1,376
Total investment income	1,518,126	297,779

EXPENSES
Management fees	1,308,291	180,406
Total Expenses	1,308,291	180,406
Net investment income (loss)	209,835	117,373

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	38,167,300	(4,006,283)
Foreign currency	(135,642)	(115,855)
Change in unrealized appreciation (depreciation) on:
Investments	7,975,201	17,008,337
Foreign currency	(3,479)	(23)
Net realized and unrealized gain (loss) on investments and foreign currency	46,003,380	12,886,176
Net increase (decrease) in net assets resulting from operations	$46,213,215	$13,003,549

*	Net of foreign taxes withheld of $112,176 and $38,865 respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
OPERATIONS
Net investment income (loss)	$209,835	$665,186
Net realized gain (loss) on investments and foreign currency	38,031,658	5,841,996
Change in unrealized appreciation (depreciation) on investments and foreign currency	7,971,722	4,017,349
Net increase (decrease) in net assets resulting from operations	46,213,215	10,524,531

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(645,383)
Total distributions to shareholders	—	(645,383)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,373,591,265	10,347,575
Transaction fees (Note 7)	113,639	—
Payments for shares redeemed	(270,309,295)	(53,481,055)
Net increase (decrease) in net assets derived from capital share transactions (a)	1,103,395,609	(43,133,480)
Net increase (decrease) in net assets	$1,149,608,824	$(33,254,332)

NET ASSETS
Beginning of period/year	$51,975,850	$85,230,182
End of period/year	$1,201,584,674	$51,975,850

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	85,650,000	350,000
Redemptions	(12,100,000)	(1,750,000)
Net increase (decrease)	73,550,000	(1,400,000)

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
OPERATIONS
Net investment income (loss)	$117,373	$87,379
Net realized gain (loss) on investments and foreign currency	(4,122,138)	2,166,008
Change in unrealized appreciation (depreciation) on investments and foreign currency	17,008,314	5,890,973
Net increase (decrease) in net assets resulting from operations	13,003,549	8,144,360

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(74,329)
Total distributions to shareholders	—	(74,329)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	22,568,205	31,141,625
Transaction fees (Note 7)	28,201	—
Payments for shares redeemed	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	22,596,406	31,141,625
Net increase (decrease) in net assets	$35,599,955	$39,211,656

NET ASSETS
Beginning of period/year	$50,609,799	$11,398,143
End of period/year	$86,209,754	$50,609,799

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,250,000	1,900,000
Redemptions	—	—
Net increase (decrease)	1,250,000	1,900,000

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Period Ended December 31, 2015(1)
Net asset value, beginning of period/year	$31.50		$27.94	$32.60	$27.97	$24.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	0.01		0.31	0.18	0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments and foreign currency (6)	(15.53)		3.64	(4.67)	4.98	3.09	(0.16)
Total from investment operations	(15.52)		3.95	(4.49)	5.14	3.27	(0.10)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		(0.39)	(0.15)	(0.14)	(0.16)	(0.04)
Capital gains	—		—	(0.02)	(0.37)	—	—
Total distributions	—		(0.39)	(0.17)	(0.51)	(0.16)	(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees	0.00	(7)	—	—	—	—	0.00	(7)
Net asset value, end of period/year	$15.98		$31.50	$27.94	$32.60	$27.97	$24.86

Total return	-47.17	%(3)	14.10%	-13.76%	18.40%	13.15%	-0.39	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$1,201,585		$51,976	$85,230	$104,332	$65,721	$52,196

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	0.10	%(4)	1.02%	0.57%	0.53%	0.75%	0.37	%(4)
Portfolio turnover rate (5)	85	%(3)	31%	33%	36%	44%	34	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balanced amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005. See Note 6.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017 (1)
Net asset value, beginning of period/year	$17.45		$11.40	$12.81	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	0.03		0.06	0.06	0.03
Net realized and unrealized gain (loss) on investments and foreign currency (6)	3.28		6.02	(1.42)	0.80
Total from investment operations	3.31		6.08	(1.36)	0.83

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		(0.03)	(0.05)	(0.02)
Total distributions	—		(0.03)	(0.05)	(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees	0.01		—	—	—
Net asset value, end of period/year	$20.77		$17.45	$11.40	$12.81

Total return	19.03	%(3)	53.37%	-10.60%	6.89	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$86,210		$50,610	$11,398	$10,886

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	0.39	%(4)	0.40%	0.49%	0.43	%(4)
Portfolio turnover rate (5)	56	%(3)	158%	130%	70	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balanced amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global Go Gold and Precious Metal Miners Index. U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017.

The end of the reporting period for the Funds is June 30, 2020, and the period covered by these Notes to Financial Statements is the six-months ended June 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their Investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,153,466,576	$—	$—	$1,153,466,576
Preferred Stocks	21,435,134	—	—	21,435,134
Short-Term Investments	32,113,604	—	—	32,113,604
Investments Purchased with Proceeds from Securities Lending	—	218,148,352	—	218,148,352
Total Investments in Securities	$1,207,015,314	$218,148,352	$—	$1,425,163,666

^	See Schedule of Investments for breakout of investments by country.

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$85,827,917	$—	$—	$85,827,917
Short-Term Investments	358,794	—	—	358,794
Total Investments in Securities	$86,186,711	$—	$—	$86,186,711

^	See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
U.S. Global Jets ETF	$(5,913,492)	$5,913,492
U.S. Global GO GOLD and Precious Metal Miners ETF	$—	$—

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

During the year ended December 31, 2019, the U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF realized $5,913,492 and $0 respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

U.S. Global Jets ETF may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Collateral Received*
$207,545,265	$218,148,352

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

The interest income earned by the Fund on the investment of cash collateral received from the borrowers for the securities loaned to it (“Securities Lending Income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period, was $460,429.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no offsetting disclosures have been made on behalf of the Fund.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

NOTE 5 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$409,739,760	$381,073,714
U.S. Global GO GOLD and Precious Metal Miners ETF	79,975,711	34,348,446

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global Jets ETF	$1,307,840,853	$257,163,356
U.S. Global GO GOLD and Precious Metal Miners ETF	22,313,673	—

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2019 were as follows:

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
Tax cost of investments	$55,228,279	$46,968,211
Gross tax unrealized appreciation	$4,857,263	$6,799,828
Gross tax unrealized depreciation	(8,135,741)	(494,255)
Total tax unrealized appreciation (depreciation)	(3,278,478)	6,305,573
Undistributed ordinary income	73,676	24,449
Undistributed long-term capital gains	—	671,679
Accumulated gain (loss)	73,676	696,128
Other accumulated gain (loss)	(2,610,703)	—
Distributable earnings (accumulated deficit)	$(5,815,505)	$7,001,701

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to the tax deferral of losses from wash sales.

At December 31, 2019, the Funds deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2019, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
U.S. Global Jets ETF	$1,423,397	$1,187,306
U.S. Global GO GOLD and Precious Metal Miners ETF	—	—

During the year ended December 31, 2019 U.S. Global GO GOLD and Precious Metal Miners ETF utilized $1,562,351 of capital loss carryforward.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2019 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$645,383	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	74,329	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2018 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$533,507	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	53,680	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global Go Gold and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

U.S. Global ETFs

Expense Example

For the Six-Months Ended June 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

Expense Example

For the Six-Months Ended June 30, 2020 (Unaudited) (Continued)

U.S. Global Jets ETF

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$528.30	$2.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.88	$3.02

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,190.30	$3.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.88	$3.02

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

U.S. Global ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Global ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended December 31, 2019, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	100.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2019 was as follows:

U.S. Global Jets ETF	100.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	16.24%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global Jets ETF	0.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

U.S. Global ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.usglobaletfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.usglobaletfs.com.

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Adviser & Index Provider

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF

Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF

Symbol – GOAU
CUSIP – 26922A719

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/08/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/08/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/08/2020